Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (15,353)	$ (4,467)	$ (10,314)	$ (34,242)
Loss (income) from discontinued operations	350	(15,023)	(14,037)	(450)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	3,387	2,554	3,785	4,073
Stock-based compensation expense	278	273	349	1,964
Deferred tax liability				(277)
Impairment charges				3,525
Other non-cash adjustments	244	(236)	(155)	1,924
Changes in operating assets and liabilities:
Accounts receivable	(350)	(1,335)	(996)	(1,978)
Prepaid expenses and other current assets	206	383	729	(1,934)
Other assets	(19)	1	(18)
Accounts payable and accrued expenses	(696)	(2,397)	(3,541)	7,638
Net cash used in operating activities - continuing operations	(11,953)	(20,247)	(24,198)	(19,757)
Net cash provided by operating activities - discontinued operations	443	22,448	21,881	31,080
Net cash (used in) provided by operating activities	(11,510)	2,201	(2,317)	11,323
Cash flows from investing activities:
Purchases of property and equipment	(63)	(256)	(545)	(1,231)
Capitalization of software development costs	(2,058)	(1,489)	(3,262)
Proceeds from sale of fixed assets				239
Net cash used in investing activities - continuing operations	(2,121)	(1,745)	(3,807)	(992)
Net cash provided by investing activities-discontinued operations	281	61		(416)
Net cash used in investing activities	(1,840)	(1,684)	(3,807)	(1,408)
Cash flows from financing activities:
Repayments of debt facilities	0	(20,000)	(20,000)
Rights offering costs			(149)	(1,596)
Cash paid for tax withholdings on restricted stock	(15)	(586)	(98)	(39)
Restricted short-term investments	0	177	406	28
Proceeds from rights offering				30,006
Net cash provided by (used in) financing activities - continuing operations	(15)	(20,409)	(19,841)	28,399
Effect of exchange rate changes on cash and cash equivalents	(55)	39	36	(10)
Net decrease in cash and cash equivalents	(13,420)	(19,853)	(25,929)	38,304
Cash and cash equivalents at beginning of period	24,745	49,738	49,738
Cash reclassified to assets held for sale at beginning of period	856	1,790	1,790
Cash reclassified to assets held for sale at end of period	0	(2,149)	(856)	(1,790)
Cash and cash equivalents at end of period	12,181	29,526	24,745	49,738
Supplemental schedule of cash flow information:
Cash Paid for Interest	0	3,796	3,796	0
Series J redeemable preferred stock dividends paid in-kind	3,418	2,967
Scenario, Previously Reported [Member]
Cash flows from financing activities:
Cash reclassified to assets held for sale at end of period			(450)	(589)
Cash and cash equivalents at end of period			$ 25,150	$ 50,940